Income Taxes Compoenents of Federal and State Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current expense (benefit):
Federal	$ 321	$ 51	$ (3)
State	86	(2)	4
Current expense (benefit) - Total	407	49	1
Deferred expense (benefit):
Federal	(50)	(6)	45
State	1	54	17
Deferred expense (benefit) - Total	(49)	48	62
Income tax from continuing operations	$ 358	$ 97	$ 63